Senior Secured Promissory Note (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Sep. 09, 2025 USD ($)	Aug. 27, 2025 USD ($)	Mar. 01, 2025 USD ($)	Jan. 29, 2025 USD ($)	Mar. 29, 2023 USD ($)
Short-Term Debt [Line Items]
Outstanding principal							$ 10,748,408	$ 14,500,000
Debt instrument, interest rate, effective percentage							4.25%	4.25%
PCCU note periodic payment			$ 715,750
Maximum [Member]
Short-Term Debt [Line Items]
Debt service coverage ratio	1.4	1.4
Minimum [Member]
Short-Term Debt [Line Items]
Debt service coverage ratio	1.0	1.0
Subsequent Event [Member]
Short-Term Debt [Line Items]
Outstanding principal				$ 687,500	$ 687,500	$ 10,748,408	$ 10,748,408
Debt instrument, interest rate, effective percentage						4.25%	4.25%
PCCU Loans Funded [Member]
Short-Term Debt [Line Items]
Frequency of periodic payment	54 installments	54 installments
PCCU note periodic payment	$ 295,487	$ 295,487